Provisions - Movements of Present Value Of Obligation and The Amounts Recognized in Consolidated Statements Of Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Provisions [Line Items]
Provisions recorded		$ 144,467
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Beginning balance	$ 9,814	8,298
Net cost of benefits	1,191	1,490
Payments	(820)	(815)
Provisions recorded		278
Exchange differences	(885)	563
Ending balance	$ 9,300	$ 9,814